Consolidated Statements of Operations and Comprehensive (Loss) Income (USD $) In Thousands, except Share data, unless otherwise specified	10 Months Ended
Nov. 14, 2012
Predecessor
Net sales	$ 2,664,162
Cost of sales, buying and occupancy	2,265,154
Gross margin	399,008
Operating and administrative expenses	355,681
(Income) loss on property sales	8,818
Income (loss) from operations	34,509
Interest expense, net	(20,761)
Equity in earnings of joint venture	820
Income (loss) before income taxes	14,568
Income tax (provision) benefit	(244)
Net income (loss)	14,324
Basic earnings (loss) per share (in dollars per share)	$ 1.07
Diluted earnings (loss) per share (in dollars per share)	$ 1.03
Weighted average shares outstanding:
Basic (in shares)	13,363,635
Diluted (in shares)	13,927,566
Comprehensive income:
Net income (loss)	14,324
Minimum pension, SERP and postretirement benefit plan obligation adjustment, net of tax of $(21,744), $15,066, $4,029 and $421, respectively	(628)
Derivative instruments:
Foreign currency translation	1,819
Other comprehensive (loss) income	1,191
Comprehensive (loss) income	$ (15,515)